Property and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	June 30, 2022	June 30, 2021
Building	$930,695	$-
Office equipment	687,040	601,907
Vehicles	561,918	180,293
Leasehold improvements	1,056,670	155,278
Less: accumulated depreciation	(616,627)	(179,176)
	$2,619,696	$758,302

The Company depreciated property and equipment from the next month to when the assets was available for use. For the years ended June 30, 2022, 2021, and 2020, the depreciation expenses were $278,705, $87,176, and $88,798, respectively.